CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Statutory Reserves [Member]	Comprehensive Income [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 15,102	$ 0	$ 499,154,814	$ 13,167,418	$ 1,561,207	$ (148,365,420)	$ 36,282,854	$ 400,254,768	$ 0	$ 400,254,768
Balance (in shares) at Dec. 31, 2008	151,017,040
Exercise of share options	46	0	399,064	0	0	0	0	399,110	0	399,110
Exercise of share options (in shares)	463,892
Foreign currency translation gain	0	0	0	0	372,375	0	372,375	372,375	0	372,375
Stock-based compensation expenses	0	0	3,466,916	0	0	0	0	3,466,916	0	3,466,916
Net income	0	0	0	0	42,419,028	42,419,028	0	42,419,028	0	42,419,028
Appropriation of statutory reserves	0	0	0	11,267,500	0	(11,267,500)	0	0	0	0
Balance at Dec. 31, 2009	15,148	0	503,020,794	24,434,918	42,791,403	(117,213,892)	36,655,229	446,912,197	0	446,912,197
Balance (in shares) at Dec. 31, 2009	151,480,932
Exercise of share options	19	0	0	0	0	0	0	19	0	19
Exercise of share options (in shares)	187,734
Conversion of Forum warrants (Note 10)	152	0	2,237,824	0	0	0	0	2,237,976	0	2,237,976
Conversion of Forum warrants (Note 10) (in shares)	1,516,882
Jiantou Xinyuan United Real Estate Co., Ltd. as a result of the acquisition of subsidiary (Note 7)	0	0	0	0	0	0	0	0	385,408	385,408
Foreign currency translation gain	0	0	0	0	14,793,091	0	14,793,091	14,793,091	0	14,793,091
Stock-based compensation expenses	0	0	2,714,009	0	0	0	0	2,714,009	0	2,714,009
Net income	0	0	0	0	51,140,211	51,140,211	0	51,140,211	(17,957)	51,122,254
Appropriation of statutory reserves	0	0	0	3,124,382	0	(3,124,382)	0	0	0	0
Balance at Dec. 31, 2010	15,319	0	507,972,627	27,559,300	65,933,302	(69,198,063)	51,448,320	517,797,503	367,451	518,164,954
Balance (in shares) at Dec. 31, 2010	153,185,548
Exercise of share options	22		0	0	0	0	0	22	0	22
Exercise of share options (in shares)	221,658
Treasury share repurchases (Note 16)	0	(7,958,841)	0	0	0	0	0	(7,958,841)	0	(7,958,841)
Treasury share repurchases (Note 16) (in shares)	(7,543,530)
Foreign currency translation gain	0		0	0	28,447,636	0	28,410,852	28,410,852	36,784	28,447,636
Stock-based compensation expenses	0		1,740,861	0	0	0	0	1,740,861	0	1,740,861
Net income	0		0	0	102,297,870	102,297,870	0	102,297,870	707,259	103,005,129
Appropriation of statutory reserves	0		0	6,019,909	0	(6,019,909)	0	0	0	0
Dividends to shareholders						(7,661,057)		(7,661,057)	0	(7,661,057)
Balance at Dec. 31, 2011	$ 15,341	$ (7,958,841)	$ 509,713,488	$ 33,579,209	$ 130,745,506	$ 19,418,841	$ 79,859,172	$ 634,627,210	$ 1,111,494	$ 635,738,704
Balance (in shares) at Dec. 31, 2011	145,863,676